Option and Incentive Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Share Grants [Member]
Share activity under the CNH EIP
Nonvested at beginning of year	2,020,000
Nonvested at beginning of year, Weighted Average Grant-Date Fair Value	$ 35.07
Granted	135,938	154,000	2,000,000
Granted, Weighted Average Grant-Date Fair Value	$ 40.67
Forfeited	(231,200)
Forfeited, Weighted Average Grant-Date Fair Value	$ 36.71
Vested
Vested, Weighted Average Grant-Date Fair Value
Nonvested at end of year	1,924,738	2,020,000
Nonvested at end of year, Weighted Average Grant-Date Fair Value	$ 35.27	$ 35.07
Restricted Stock [Member]
Share activity under the CNH EIP
Nonvested at beginning of year	470,269
Nonvested at beginning of year, Weighted Average Grant-Date Fair Value	$ 30.15
Granted	188,933
Granted, Weighted Average Grant-Date Fair Value	$ 43.64
Forfeited	(34,887)
Forfeited, Weighted Average Grant-Date Fair Value	$ 30.41
Vested	(181,077)
Vested, Weighted Average Grant-Date Fair Value	$ 30.99
Nonvested at end of year	443,238
Nonvested at end of year, Weighted Average Grant-Date Fair Value	$ 35.54